Insurance Risk - Summary of concentration of insurance risks (Details) € in Thousands, $ in Thousands, ₫ in Millions, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 VND (₫)
Insurance risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	₩ 41,539,373				₩ 38,526,563
Insurance risk [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	41,540,714				38,521,562
Insurance risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	(1,341)				5,001
Insurance risk [member] | Insurance contracts [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	41,194,196				38,365,262
Insurance risk [member] | Insurance contracts [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	41,195,537				38,360,261
Insurance risk [member] | Insurance contracts [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	(1,341)				5,001
Insurance risk [member] | Reinsurance Contract [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	345,177				161,301
Insurance risk [member] | Reinsurance Contract [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	345,177				161,301
Insurance risk [member] | Reinsurance Contract [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	0				0
Currency risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Foreign currency amount		$ 168,209	€ 119	₫ (23,242)		$ 192,052	€ 124	₫ 94,010
KRW converted amount	₩ 246,108	$ 247,267	€ 182	₫ (1,341)	₩ 252,810	$ 247,632	€ 177	₫ 5,001